Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series E Preferred Stock	Series F Preferred Stock	Series F Common Stock	Series G Preferred Stock	Series H Preferred Stock	Series I Preferred Stock	Common Stock	Treasury stock	Additional Paid in Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Total
Balance at Dec. 31, 2023								$ 25	$ (78,456)	$ 191,456,411	$ (217,655,876)	$ 852,206	$ (174,143)	$ (25,599,833)
Balance (in Shares) at Dec. 31, 2023		450						25,370	(9)
Cash received for stock								$ 9		221,591				221,600
Cash received for stock (in Shares)								8,882
Deemed Dividend										33,017,888	(33,017,888)
Foreign currency translation adjustments													(123,574)	(123,574)
Common stock issued for financing fees								$ 2		78,254				78,256
Common stock issued for financing fees (in Shares)								1,651
Shares issued for conversion of preferred to common			$ (5)					$ 47		(42)
Shares issued for conversion of preferred to common (in Shares)			(4,745)					47,450
Stock based compensation in Creatd, Inc.								$ 19		4,132,833				4,132,852
Stock based compensation in Creatd, Inc. (in Shares)					134			19,476
Fair value allocation of warrants issued with debt										356,796				356,796
Net loss											(2,114,952)	(2,555,059)		(4,670,011)
Balance at Dec. 31, 2024			$ 3		$ 2	$ 4		$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)
Balance (in Shares) at Dec. 31, 2024		450	3,118		2,085	3,798		230,700	(9)
Shares issued for acquisition of marketable securities								$ 4		67,637				67,641
Shares issued for acquisition of marketable securities (in Shares)								3,904
Cash received for preferred stock										210,000				210,000
Cash received for preferred stock (in Shares)					284
Common stock issued upon conversion of notes payable								$ 65		1,377,185				1,377,250
Common stock issued upon conversion of notes payable (in Shares)				949,000				64,967
Preferred stock issued upon conversion of notes payable			$ 8		$ 1					3,589,002				3,589,011
Preferred stock issued upon conversion of notes payable (in Shares)			7,863		692
Shares issued for acquisition of consolidated subsidiary								$ 2		108,998				109,000
Shares issued for acquisition of consolidated subsidiary (in Shares)								1,750
Shares issued for minority interest								$ 17		333,316				333,333
Shares issued for minority interest (in Shares)								16,667
Shares issued for rounding in reverse stock split										12,084	(12,084)
Shares issued for rounding in reverse stock split (in Shares)								177
Shares issued for settlement of accounts payable					$ 1	$ 4		$ 40		4,225,037				4,225,082
Shares issued for settlement of accounts payable (in Shares)					975	3,798		40,406
Stock based compensation in consolidated subsidiaries												5,309,487		5,309,487
Shares issued for exercise of warrants								$ 225		(225)
Shares issued for exercise of warrants (in Shares)								224,820
Cash received for stock					$ 2			$ 13		1,507,125				1,507,140
Cash received for stock (in Shares)					1,657			13,807
Shares issued as part of acquisition of consolidated subsidiaries					$ 9			$ 53		14,072,253				14,072,315
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)					9,475			52,807
Deemed Dividend										1,311,581	(1,311,581)
Foreign currency translation adjustments													(358)	(358)
Common stock issued for financing fees								$ 2		2,120				2,122
Common stock issued for financing fees (in Shares)								92
Shares issued for conversion of preferred to common			$ (1)					$ 9		(8)
Shares issued for conversion of preferred to common (in Shares)			(835)					8,350
Shares issued for settlement of liabilities								$ 1		9,157				9,158
Shares issued for settlement of liabilities (in Shares)								747
Stock issued for prepaid services										21,875				21,875
Stock based compensation in Creatd, Inc.								$ 8		949,924				949,932
Stock based compensation in Creatd, Inc. (in Shares)								8,683
Net loss											(2,004,597)	(35,078)		(2,039,675)
Balance at Mar. 31, 2025			$ 2		$ 13	$ 4		$ 541	$ (78,456)	257,060,792	(256,116,978)	3,571,556	(298,075)	4,139,399
Balance (in Shares) at Mar. 31, 2025		450	2,283		13,217	3,798	0	540,006	(9)
Balance at Dec. 31, 2024			$ 3		$ 2	$ 4		$ 230	$ (78,456)	239,186,990	(252,800,800)	3,606,634	(297,717)	(10,383,110)
Balance (in Shares) at Dec. 31, 2024		450	3,118		2,085	3,798		230,700	(9)
Shares issued for exercise of warrants								$ 368		1,632				2,000
Shares issued for exercise of warrants (in Shares)								367,870
Cash received for stock					$ 2			$ 13		2,077,124				2,077,139
Cash received for stock (in Shares)					2,419			13,807
Shares issued as part of acquisition of consolidated subsidiaries					$ 9			$ 53		14,072,253				14,072,315
Shares issued as part of acquisition of consolidated subsidiaries (in Shares)					9,475			52,807
Deemed Dividend										2,071,047	(2,071,047)
Foreign currency translation adjustments													(688)	(688)
Common stock issued for financing fees								$ 1		2,122				2,123
Common stock issued for financing fees (in Shares)								92
Shares issued for conversion of preferred to common			$ (1)					$ 9		(8)
Shares issued for conversion of preferred to common (in Shares)			(835)					8,350
Shares issued for settlement of liabilities	$ 1				$ 1			$ 26		443,909		135,611		579,548
Shares issued for settlement of liabilities (in Shares)	687				640			24,533
Stock issued for prepaid services										185,437				185,437
Stock based compensation in Creatd, Inc.					$ 1		$ 15	$ 56		5,305,149				5,305,221
Stock based compensation in Creatd, Inc. (in Shares)	200				885		14,812	57,125
Fair value allocation of warrants issued with debt										1,561,528				1,561,528
Non controlling interest divested in disposition of business														(756,776)
Net loss											(8,054,471)	(1,310,081)		(9,364,552)
Balance at Dec. 31, 2025	$ 1		$ 2		$ 17	$ 4	$ 38	$ 759	$ (78,456)	266,973,016	(262,926,318)	5,317,261	(298,405)	8,987,919
Balance (in Shares) at Dec. 31, 2025	1,087	450	2,283		17,280	3,798	37,812	757,792	(9)
Sale of noncontrolling interest in Flyte, Inc.												100,000		100,000
Shares issued for acquisition of marketable securities								$ 3		16,254				16,257
Shares issued for acquisition of marketable securities (in Shares)								2,508
Common stock issued upon conversion of notes payable					$ 2					1,110,102				1,110,104
Common stock issued upon conversion of notes payable (in Shares)	200				1,642
Shares issued for minority interest							$ 23			939,477		(100,000)		839,500
Shares issued for minority interest (in Shares)					134		23,000
Stock based compensation in consolidated subsidiaries												2,885,097		2,885,097
Stock based compensation in Creatd, Inc.								$ 1		11,204,776				11,204,777
Stock based compensation in Creatd, Inc. (in Shares)								1,819
Fair value allocation of warrants issued with debt										238,170				238,170
Issuance of common stock for fractional shares								$ 11		(11)
Issuance of common stock for fractional shares (in Shares)								10,577
Non controlling interest divested in disposition of business												(1,953,772)		(1,953,772)
Net loss											(14,422,187)	(401,575)		(14,823,762)
Balance at Mar. 31, 2026	$ 1		$ 2		$ 17	$ 4	$ 38	$ 771	$ (78,456)	$ 278,415,951	$ (277,348,505)	$ 2,961,914	$ (298,405)	$ 3,653,332
Balance (in Shares) at Mar. 31, 2026	1,087	450	2,283		17,280	3,798	37,812	770,188	(9)